Income taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
20.	Income taxes:

(a)
The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 26% for the year ended December 31, 2013 (year ended December 31, 2012 – 25%; nine months ended December 31, 2011 – 26.5%) as follows:

			Nine months ended
	Years ended December 31,		December 31,
	2013	2012	2011

Loss before income taxes	$(184,537)	$(97,036)	$(46,954)

Expected income tax recovery	(47,979)	(24,259)	(12,443)

Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	3,619	3,019	1,642
Other permanent differences	(2,562)	(2,158)	87
Withholding taxes	590	1,187	500
Change in enacted rates	-	62	189
Foreign tax rate differences, foreign exchange and other adjustments	3,858	(382)	(552)
Non-taxable income from equity investment	(2,851)	(3,308)	(3,974)
Change in valuation allowance	37,391	27,577	13,391
Goodwill impairment	8,807	-	-

Income tax expense (recovery)	$873	$1,738	$(1,160)

(b)	The significant components of the deferred income tax assets and liabilities are as follows:

	December 31, 2013	December 31, 2012
Deferred income tax assets:
Net loss carry forwards	$108,083	$76,496
Intangible assets	4,276	1,557
Property, plant and equipment	5,446	5,703
Financing and share issuance costs	2,696	3,248
Warranty liability	5,726	2,013
Deferred revenue	1,191	1,601
Inventory	2,017	2,300
Unrealized foreign exchange	21	595
Research and development	2,341	2,132
Other	6,410	3,917

Total gross deferred income tax assets	138,207	99,562
Valuation allowance	(126,424)	(89,033)

Total deferred income tax assets	11,783	10,529

Deferred income tax liabilities:
Intangible assets	9,884	8,784
Property, plant and equipment	3,132	3,297
Other	650	575
Total deferred income tax liabilities	13,666	12,656

Total net deferred income tax liabilities	$1,883	$2,127

Allocated as follows:
Current deferred income tax assets	3,109	7,183
Current deferred income tax liabilities	(468)	(65)
Long-term deferred income tax assets	379	-
Long-term deferred income tax liabilities	(4,903)	(9,245)
Total net deferred income tax liabilities	$(1,883)	$(2,127)

The valuation allowance is reviewed on a quarterly basis to determine if, based on all available evidence, it is more-likely-than-not that some or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent on the generation of income during the future periods in which those temporary differences are expected to reverse. If the evidence does not exist that all the deferred income tax assets will be fully realized, a valuation allowance has been recorded.

The following is a summary of the changes in the deferred income tax asset valuation allowance:

	Year ended	Year ended
	December 31, 2013	December 31, 2012

Beginning balance	$89,033	$61,456
Additions	37,391	27,639
Reductions	-	(62)

Ending valuation allowance	$126,424	$89,033

(c)	The components of the Company’s income tax expense (recovery) are as follows:

	Income tax expense (recovery)
	Net income (loss)
	before income
	taxes	Current	Deferred	Total

Year ended December 31, 2013:
Canada	$(99,188)	444	89	$533
United States	(31,019)	56	(295)	(239)
Italy	(27,247)	836	(311)	525
Other	(27,083)	78	(24)	54

	$(184,537)	$1,414	$(541)	$873

Year ended December 31, 2012:
Canada	$(93,688)	$1,339	$53	$1,392
United States	(1,589)	(62)	-	(62)
Italy	(318)	775	25	800
Other	(1,441)	95	(487)	(392)

	$(97,036)	$2,147	$(409)	$1,738

Nine months ended December 31, 2011:
Canada	$(45,899)	$500	$-	$500
United States	(1,862)	95	-	95
Italy	(1,342)	388	(2,205)	(1,817)
Other	2,149	45	17	62

	$(46,954)	$1,028	$(2,188)	$(1,160)

(d)    As at December 31, 2013, there were no uncertain tax positions that require recognition in the consolidated financial statements. The Company files income tax returns in Canada, the U.S., Italy, and various other foreign jurisdictions. All taxation years remain open to examination by the Canada Revenue Agency, the 2009 to 2013 taxation years remain open to examination by the Internal Revenue Service and the Italian Revenue Agency, and various years remain open in the other foreign jurisdictions.

(e)	The Company has loss carry forwards in the various jurisdictions available to offset future taxable income as follows:

Expiring in:	2014	2015	2016	2017	2018	2026 and later	Total

Canada	$2,018	$2,358	$-	$-	$-	$341,701	$346,077
Italy	-	-	-	-	-	4,585	4,585
United States	-	-	-	-	-	31,573	31,573
Sweden	-	-	-	-	-	9,678	9,678
Other	-	-	-	1,018	7,017	3,204	11,239

Total	$2,018	$2,358	$-	$1,018	$7,017	$390,741	$403,152